Derivative financial liability - current	12 Months Ended
Dec. 31, 2018
Derivative Financial Liability - Current
Derivative financial liability - current
20	Derivative financial liability – current

	2018	2017	2016
	£'000	£'000	£’000
Equity settled derivative financial liability	-	-	400
At 1 January/on acquisition	-	400	1,573

Gain recognised in finance income within the consolidated statement of comprehensive income	-	(400)	(1,173)
At 31 December	-	-	400

Equity settled derivative financial liability is a liability that is not to be settled for cash. The Group assumed fully vested warrants and share options on the acquisition of DARA Biosciences, Inc. The number of ordinary shares to be issued when exercised is fixed, however the exercise prices are denominated in US Dollars being different to the functional currency of the parent company. Therefore, the warrants and share options are classified as equity settled derivative financial liabilities recognised at fair value through the profit and loss account. The financial liabilities were valued using the Black-Scholes option pricing model. Financial liabilities at FVTPL are stated at fair value, with any gains or losses arising on re-measurement recognised in profit or loss. The net gain or loss recognised in profit or loss incorporated any interest paid on the financial liability and is included in the ‘finance income’ line item in the income statement. Fair value is determined in the manner described in note 21. A key input in the valuation of the instrument is the Company share price.

At 31 December 2016, some 398,315 options and 16,664 warrants had lapsed. In addition, the share price had fallen to £1.18, which resulted in a gain of £1.17m on re-measurement, which was credited to finance income in 2016.

At 31 December 2017 a further 166,058 options and 489,318 warrants had lapsed and the share price had fallen to £0.36 which results in a gain of £0.40m on re-measurement which was credited to finance income during 2017.

At 31 December 2018 a further 176,935 options and 776,889 warrants had lapsed and the share price had fallen to £0.06. As the liability had already been reduced to zero there was no movement on re-measurement.